Capital and reserves	12 Months Ended
Dec. 31, 2025
Capital and reserves
Capital and reserves
29	Capital and reserves
(a)	Share capital and share premium

Authorized:

(i)	As of December 31, 2023, the authorized capital of the Company was USD50,000 or i) 4,357,600,932 ordinary shares, including 50 Golden Shares; ii) 211,706,410 non-redeemable preferred shares, consisting of 65,403,460 Series Seed-1 Preferred Shares, 52,959,930 Series Seed-2 Preferred Shares and 93,343,020 Series A Preferred Shares; and iii) 430,692,658 convertible redeemable preferred shares.

Golden Share represents the share held by each member, who shall be entitled to 7,200,000 votes in respect of each Golden Share held by such member (as adjusted for share splits, share dividends, combinations, recapitalizations and similar events with respect to the ordinary shares or the Golden Shares).

(ii)	In July 2024, the Board of Directors approved, conditional upon and immediately prior to the completion of the IPO, the reorganization of the authorized share capital of the Company, of which the authorized share capital of the Company shall be USD50,000 divided into 5,000,000,000 shares of a par value of USD0.00001 each, comprising (i) 3,500,000,000 Class A ordinary Shares of a par value of US$0.00001 each, (ii) 500,000,000 Class B ordinary shares of a par value of USD0.00001 each, and (iii) 1,000,000,000 shares of a par value of US$0.00001 each of such class or classes, which was designated to Class A ordinary shares, approved by the Board of Directors, with completion of Global Offering.

Issued:

		Share	Number of	Share capital of
	Number of	capital of	non-redeemable	non-redeemable
	ordinary shares	ordinary shares	preferred shares	preferred shares
		RMB’000		RMB’000
As of January 1, 2023	108,743,250	8	205,671,810	15
Issuance of new shares (Note (iii))	1,763,689	—	4,400,229	—
As of December 31, 2023	110,506,939	8	210,072,039	15
Issuance of new shares (Note (iv)(v))	93,350,727	7	—	—
Conversion of preferred shares into Class A and Class B ordinary shares (Note (viii))	—	—	(210,072,039)	(15)
Re-designation before the completion of the IPO (Note (vi))	(203,857,666)	(15)	—	—
As of December 31, 2024	—	—	—	—
(iii)	In 2023, the Company issued 1,763,689 ordinary shares with consideration of USD6.0 million (equivalent to RMB42.5 million) and 4,400,229 Series A Preferred Shares with consideration of USD4.4 thousand (equivalent to RMB31 thousand), upon the exercise of the warrant issued in 2018.
(iv)	In July 2024, the Company issued 80,544,159 ordinary shares at par value of USD0.00001 to settle vested restricted share units held by certain management personnel.
(v)	In July 2024, to achieve an equitable relative shareholding among different shareholder groups of the Company, the Board of Directors and shareholders of the Company approved the issuance of a total of 12,806,568 ordinary shares to holders of Series D and Series D+ preferred shares at par value of USD0.00001, for an aggregate consideration of USD128.1 (equivalent to RMB0.9 thousand). These shares were issued in August 2024 and the Company was entitled an option to repurchase these ordinary shares if an IPO does not consummate on or before March 31, 2025. The Company was involved in this transaction to facilitate the agreement reached by the Company’s shareholders to adjust the ownership structure, and has accounted for these issuances as a shareholder transaction with an increase in the Company’s shareholder’s equity of USD128.1 (equivalent to RMB0.9 thousand).
(vi)	In October 2024, the Company adopted a dual-class share structure and all of the Company’s issued ordinary shares before the completion of the IPO were re-designated into 149,442,793 Class A ordinary shares and 54,414,873 Class B ordinary shares immediately upon the completion of the IPO.

Holders of the Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to 40 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

(vii)	Upon completion of the IPO and exercised of the over-allotment option, the Company issued 85,263,652 and 2,736,570 Class A ordinary shares at par value of US$0.00001 each for cash consideration of USD5.17 each, respectively. The net proceeds received were USD443.0 million (equivalent to RMB3,149.3 million), net of commissions and listing expenses. The listing expenses paid and payable mainly include legal fees, accounting fees and other related costs, which were incremental costs directly attributable to the issuance of the new shares.
(viii)	Upon completion of the IPO, each of the issued 210,072,039 non-redeemable preferred share and 334,309,270 redeemable preferred share was converted into one Class A or Class B ordinary share on a one for one basis. As a result, the financial liabilities for convertible redeemable preferred shares were derecognized and recorded as Class A ordinary share and share premium.
(ix)	For the year ended December 31, 2025, the Company issued 62,809,502 Class A ordinary shares to settle 64,060,176 vested RSUs held by certain employees, with par value of US$0.00001 each, of which 29,936,726 Class A ordinary shares were newly issued, and 32,872,776 Class A ordinary shares were used from the 75,000,000 Class A ordinary shares issued to the share depositary bank (see Note (xi)). As a result, the Company recognized RMB3 thousand in equity relating to Class A ordinary shares and de-recognized RMB3 thousand in share premium. Meanwhile, 1,250,674 vested RSUs were withheld for withholding tax amounting to RMB50.8 million.
(x)	For the year ended December 31, 2025, the Company issued 21,994,184 Class A ordinary shares for the exercise of vested share options held by certain employees, with par value of US$0.00001 each, of which 7,921,691 Class A ordinary shares were newly issued, and 14,072,493 Class A ordinary shares were used from the 75,000,000 Class A ordinary shares issued to the share depositary bank (see Note (xi)). As a result, the Company recognized total exercise prices amounting RMB1 thousand in equity relating to Class A ordinary shares and de-recognized RMB1 thousand in share premium. The Company received proceeds amounting to RMB57.5 million from issuance of Class A ordinary shares for the exercise of vested share options.
(xi)	For the year ended December 31, 2025, the Company issued 75,000,000 Class A ordinary shares to its share depositary bank to be used for the settlement of vested RSUs and exercise of vested share options. These shares have been excluded from the computation of loss per ordinary share until they are used for the settlement of vested RSUs and exercise of vested share options. No consideration was received by the Company for this issuance of ordinary shares. As a result, the Company recognized RMB5 thousand in equity relating to Class A ordinary shares and de-recognized RMB5 thousand in share premium. As of December 31, 2025, 32,872,776 and 14,072,493 Class A ordinary shares had been used for the aforesaid settlement of vested RSUs and exercise of vested share options, respectively.
(xii)	In November 2025, upon completion of the Global Offering, the Company issued 88,250,000 Class A ordinary shares at par value of USD0.00001 each for cash consideration of HKD27.1 each. The net proceeds received were HKD2,314.6 million (equivalent to RMB2,108.5 million), net of commissions and listing expenses. The listing expenses paid and payable mainly include legal fees, accounting fees and other related costs, which were incremental costs directly attributable to the issuance of the new shares.
(xiii)	Each ADS of the Company represents three ordinary shares. Any fractional ordinary shares arising from the conversion that amount to less than one ADS were surrendered to the Company.

Analysis of the Company’s issued Class A and Class B ordinary shares was as follows:

	Number of	Share capital	Number of	Share capital
	Class A	of Class A	Class B	of Class B
	ordinary shares	ordinary shares	ordinary shares	ordinary shares
		RMB’000		RMB’000
As of January 1, 2024	—	—	—	—
Re-designation from ordinary shares before the completion of the IPO (Note (vi))	149,442,793	11	54,414,873	4
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares (Note (viii))	209,672,489	15	399,550	*
Conversion of redeemable preferred shares into Class A ordinary shares (Note (viii))	334,309,270	23	—	—
Issuance of Class A ordinary shares relating to IPO and exercise of over-allotment option (Note (vii))	88,000,222	6	—	—
Cancellation of treasury shares (Note 29 (c))	(10,025,092)	(1)	—	—
As of December 31, 2024	771,399,682	54	54,814,423	4
Issuance of ordinary shares relating to Global Offering (Note (xii))	88,250,000	6	—	—
Issuance of Class A ordinary shares to settle vested RSUs (Note (ix))	29,936,726	3	—	—
Class A ordinary shares issued to depositary bank (Note (xi))	75,000,000	5	—	—
Issuance of Class A ordinary shares for exercise of share options (Note (x))	7,921,691	1	—	—
Surrender of Class A ordinary shares (Note (xiii))	(58)	*	—	—
As of December 31, 2025	972,508,041	69	54,814,423	4

*Represents amounts less than RMB1,000.

(b)	Nature and purpose of reserves

The movement of reserves and accumulated losses of the Group was set out as below:

	Share-based
	compensation	Translation	Other	Accumulated
	reserve	reserve	reserves	losses
	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2023	398,694	(161,324)	903,265	(4,132,676)
Loss for the year	—	—	—	(1,949,101)
Foreign currency translation adjustment, net of nil income taxes	—	(73,323)	—	—
Share-based compensation expenses	931,784	—	—	—
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	—	111,055	—
Deemed distribution to a preferred shareholder	—	—	—	(32,767)
As of December 31, 2023	1,330,478	(234,647)	1,014,320	(6,114,544)
Loss for the year	—	—	—	(2,516,808)
Foreign currency translation adjustment, net of nil income taxes	—	38,364	—	—
Share-based compensation expenses	1,187,867	—	—	—
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs	(394,195)	—	—	—
Cancellation of other financial instruments issued to an investor	—	—	4,528	—
As of December 31, 2024	2,124,150	(196,283)	1,018,848	(8,631,352)
Loss for the period	—	—	—	(1,654,900)
Foreign currency translation adjustment, net of nil income taxes	—	(122,030)	—	—
Share-based compensation expenses	449,983	—	—	—
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs	(50,846)	—	—	—
As of December 31, 2025	2,523,287	(318,313)	1,018,848	(10,286,252)
(i)	Share-based compensation reserve

The share-based compensation reserve represents the portion of the grant date fair value of share options or restricted share units granted to the key management officers, employees and nonemployees that has been recognized as share-based compensation expenses in accordance with the accounting policy adopted for share-based compensation in Note 2(u)(iii).

(ii)	Translation reserve

The exchange reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	Other reserves

Other reserves represent the differences arising from the exercise of warrant liabilities measured at FVTPL to convertible redeemable preferred shares (see Note 2(q)(i)) which are measured at present value of redemption amounts or non-redeemable preferred shares which are classified as equity.

(c)	Treasury shares

In November 2024, the Board of Directors of the Company authorized the cancellation of all treasury shares for nil consideration and such cancelled shares were returned to the pool of authorized but unissued shares.

(d)	Capital risk management

The Group defines “capital” as including all components of equity, convertible redeemable preferred shares, and other financial instruments subject to redemption and other preferential rights. The Group’s policy is to maintain a strong capital base to maintain investors, creditors and market confidence and to sustain future development of the business. There were no changes in the Group’s approach to capital management during the years presented. The Group is not subject to any externally imposed capital requirements.

(e)	Dividends

No dividends have been declared or paid by the Company or the companies comprising the Group to its shareholders during the years presented. For the deemed distribution to a preferred shareholder in May 2023, see Note 27.